Borrowings (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 10, 2018
Disclosure of detailed information about borrowings [line items]
Total borrowings	€ 6,479		€ 6,771
Current portion	(2,576)		(2,500)
Non Current portion	3,903		4,271
Result on derecognition of financial liabilities	408
Innovation credit
Disclosure of detailed information about borrowings [line items]
Accrued interest	1,133		1,035
Total borrowings	€ 3,907		3,907
Notional amount				€ 3,907
Interest rate (as percent)	10.00%
Convertible loans
Disclosure of detailed information about borrowings [line items]
Accrued interest	€ 372		460
Total borrowings	€ 1,067		€ 1,369
Convertible loans | Minimum
Disclosure of detailed information about borrowings [line items]
Period upon which unconverted loans become payable on demand	24 months
Convertible loans Amylon Therapeutics B.V. [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as percent)	8.00%
Debt instrument convertible term	36 months
Loan and interest waived	€ 408	€ 0
Convertible loans Amylon Therapeutics B.V. [Member] | Maximum
Disclosure of detailed information about borrowings [line items]
Period upon which unconverted loans become payable on demand	36 months